Segment Reporting	3 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
Segment Reporting

Note 11 – Segment Reporting

ASC Topic 280, “Segment Reporting,” requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company has two reportable segments: Optron and Overhoff. Optron is located in Canoga Park, California and Overhoff is located in Milford, Ohio. The assets and operations of the Company’s recent acquisition of the assets of Electronic Control Concepts are included with Overhoff in the table below. The assets and operations of the Company’s newest subsidiary, Cali From Above are included with Optron in the table below.

The following tables summarize the Company’s segment information for the years ended December 31, 2021 and 2020:

	Years Ended December 31,
	2021	2020
Sales
Optron	$482,582	$554,890
Overhoff	1,655,025	1,198,086
Corporate	-	-
	$2,137,607	$1,752,976

Gross profit
Optron	$101,447	$124,673
Overhoff	1,275,205	349,834
Corporate	-	-
	$1,376,652	$474,507

Income (loss) from operations
Optron	$(799,837)	$(684,097)
Overhoff	264,763	(86,862)
Corporate	(1,757,739)	(1,313,087)
	$(1,876,684)	$(2,084,046)

Interest Expenses
Optron	$10,076	$15,615
Overhoff	-	-
Corporate	925	30,245
	$11,001	$45,860

Net income (loss)
Optron	$(799,837)	$(675,712)
Overhoff	520,939	(122,862)
Corporate	(1,757,739)	(2,739,529)
	$(1,876,684)	$(3,538,103)

	As of December 31,
	2021	2020
Total Assets
Optron	$1,027,669	$1,084,440
Overhoff	1,754,485	1,320,197
Corporate	69,032	50,271
	$2,851,186	$2,454,908

Goodwill
Optron	$-	$-
Overhoff	570,176	570,176
Corporate	-	-
	$570,176	$570,176

The following tables summarize the Company’s segment information for the three months ended March 31, 2022 and 2021:

	Three Months Ended March 31,
	2022	2021
Sales
Optron	$56,994	$22,816
Overhoff	282,521	395,008
Corporate	-	-
	$339,515	$417,824

Gross profit
Optron	$44,082	$13,424
Overhoff	183,195	187,748
Corporate	-	-
	$227,277	$201,172

Income (loss) from operations
Optron	$(218,838)	$(194,493)
Overhoff	(306,356)	(22,655)
Corporate	(121,036)	(441,831)
	$(646,226)	$(658,979)

Interest Expenses
Optron	$2,445	$2,823
Overhoff	972	-
Corporate	-	-
	$3,417	$2,823

Net income (loss)
Optron	$(215,283)	$(191,316)
Overhoff	(316,324)	(28,655)
Corporate	(118,036)	(443,590)
	$(649,643)	$(663,561)

	As of March 31,	As of December 31,
Total Assets	2022	2021
Optron	$1,056,154	$1,027,669
Overhoff	1,403,675	1,754,485
Corporate	29,040	69,032
	$2,	$2,851,186

Goodwill
Optron	$-	$-
Overhoff	570,176	570,176
Corporate	-	-
	$570,176	$570,176